Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Mar. 27, 2022	Mar. 16, 2022
Subsequent Events (Details) [Line Items]
Outstanding share percentage		100.00%
Outstanding per share		$ 10
Issued an aggregate of ordinary shares (in Shares)	1,487,473
Per share	$ 3.79